Income Taxes (Details) - USD ($) $ in Thousands		8 Months Ended	12 Months Ended
		Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018	Dec. 31, 2017	Aug. 31, 2017
Reconciliation of Income Tax Provision (Recovery) [Abstract]
Income tax provision (recovery) at combined Canadian federal and provincial statutory tax rate (27%)			$ 774	$ (1,775)		$ 2,014
Increase (decrease) due to [Abstract]
Foreign income/loss taxed at different rates			13	452		(900)
Non-deductible loss (non-taxable income)			10	(69)		(245)
Non-deductible expenses			594	1,285		981
Change in tax rates			0	167		(10)
Effect of the US tax reform	[1]		0	1,528		0
Foreign exchange effect of translation of foreign subsidiaries in the functional currency			63	(16)		176
Recognition of previously unrecognized deferred income tax assets (note 4)			(2,383)	(560)		0
Utilization of previously unrecognized deferred income tax assets			(964)	(627)		(46)
Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses			5,761	6,100		4,659
Other			1,478	(807)		(21)
Income tax provision for the year			$ 5,346	$ 5,678		$ 6,608
Canada [Member]
Applicable Tax Rate [Abstract]
Statutory tax rate			27.00%	27.00%		27.00%
US [Member]
Applicable Tax Rate [Abstract]
Statutory tax rate					35.00%
Change In Tax Rates Enacted [Member] | US [Member]
Applicable Tax Rate [Abstract]
Statutory tax rate		21.00%

[1]	On December 22, 2017, the US tax reform ("Tax Cuts and Jobs Act") was substantively enacted and reduces the maximum corporate income tax rate from 35% to 21%, effective January 1, 2018. Based on management's estimate of deferred tax assets expected to be used in fiscal 2018 and beyond against taxable income in the United States, the company recorded a deferred income tax expense of $1,528,000 in the consolidated statement of earnings for the year ended August 31, 2018 to account for the effect of this substantively enacted tax rate.